Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-controlling Interests
Schedule of reconciliation of non-controlling interest
	December 31,	December 31,
	2025	2024
Beginning balance	$(3,031,675)	$(2,712,752)
Proportionate shares of net loss(income)	(18,416)	(323,515)
Disposal discontinued operations	3,050,603	-
Foreign currency translation adjustment	(512)	4,592
Total	$-	$(3,031,675)